INCOME TAXES (Details)	6 Months Ended		9 Months Ended	12 Months Ended			24 Months Ended	60 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%		25.00%	25.00%	25.00%
Income tax rate on first HK$2 million profits	8.25%		8.25%	8.25%	8.25%
Income tax rate on remaining profits	16.50%		16.50%	16.50%	16.50%
Period for reassessment (in years)	3 years			3 years
Minimum
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)	15.00%			15.00%
Maximum
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)	20.00%			20.00%
Beijing Muyu
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)				15.00%	15.00%	15.00%
Jiufu Shuke, Jiufu Lianyin, Jiufu Puhui and Jiufu Wukong
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)				15.00%	15.00%	15.00%
Yisi Hudong
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)	15.00%	15.00%		15.00%	15.00%	15.00%
9F Weiban
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)	15.00%			15.00%	15.00%	15.00%
Zhuhai Hengqin
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)	15.00%	15.00%		15.00%	15.00%	15.00%
Zhuhai Xiaojin
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)				15.00%	15.00%	15.00%
Jiufu Dingdang
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)	15.00%	15.00%		15.00%	15.00%	15.00%
Xinjiang Shuke, Kashi Boya and Jiufu Chaoneng
Income Tax Disclosure [Line Items]
Period of exemption from income tax (in years)								5 years
Liangzi
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)							25.00%
Beijing Beibai Technology Co., Ltd, Beijing Juhuixuan Technology Co., Ltd, Shenzhen Jiufu Xinfu Commercial Factoring Co., Ltd, Jiuxing insurance brokerage Co., Ltd, Beijing Jiubao Technology Co., Ltd, Zhuhai Jiuxin Asset Management Co., Ltd, and Qianhai Jiufu network technology (Shenzhen) Co., Ltd
Income Tax Disclosure [Line Items]
Preferential income tax rate (as a percent)	20.00%	20.00%					20.00%